Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001897762
Registrant Name	Ingram Micro Holding Corp
Registration File Number	333-295556
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES